Condensed Consolidated Interim Statements of Profit or Loss and Other Comprehensive Income / (Loss) (Parenthetical) - shares	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Warrants [member]
Warrants outstanding	4,657,891	3,613,757